Schedule I—Condensed Financial Information of the Parent Company - Statements of Income and Comprehensive Income (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Condensed Financial Information
General and administrative expenses	$ (583,795)	¥ (4,064,264)	¥ (2,674,179)	¥ (2,447,724)
Other operating income	92,708	645,413	757,062	531,055
Income from operations	685,653	4,773,374	2,421,113	2,690,446
Interest expenses	(12,354)	(86,004)	(159,744)	(82,435)
Share of results of equity method investees	3,904	27,182	(46,999)	(22,280)
Net income attributable to Vipshop Holdings Limited's shareholders	576,982	4,016,832	2,128,787	1,949,655
Other comprehensive income, net of tax of nil:
Foreign currency translation adjustments	(3,702)	(25,773)	(7,083)	342,348
Comprehensive income attributable to Vipshop Holdings Limited's shareholders	573,280	3,991,059	2,121,704	2,269,021
Parent company
Condensed Financial Information
General and administrative expenses	(4,487)	(31,240)	(694,847)	(696,832)
Other operating income	5,657	39,385	36,087	77,513
Income from operations	1,170	8,145	(658,760)	(619,319)
Interest expenses	(1,302)	(9,062)	(57,293)	(54,665)
Share of results of equity method investees	(885)	(6,163)	1,642	(21,319)
Equity income of subsidiaries and VIEs	577,999	4,023,912	2,843,198	2,644,958
Net income attributable to Vipshop Holdings Limited's shareholders	576,982	4,016,832	2,128,787	1,949,655
Other comprehensive income, net of tax of nil:
Foreign currency translation adjustments	(3,702)	(25,773)	(7,083)	342,348
Share of comprehensive loss of subsidiaries				(22,982)
Comprehensive income attributable to Vipshop Holdings Limited's shareholders	$ 573,280	¥ 3,991,059	¥ 2,121,704	¥ 2,269,021